Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes [Abstract]
Schedule of Components of Income Tax Expense (Benefit)

The provision for income taxes for the years ended December 31, 2014, 2013 and 2012 consist of the following:

	2014	2013	2012
Current	$784,500	$208,000	$554,569
Deferred	298,500	1,032,000	516,431
Total provision for income taxes	$1,083,000	$1,240,000	$1,071,000

Schedule of Effective Income Tax Rate Reconciliation

The income tax provision attributable to income from operations differed from the amounts computed by applying the U.S. federal income tax rate of 34% to income before income taxes as a result of the following:

	2014	2013	2012
Expected tax using statutory tax rate of 34%	$1,834,100	$1,999,600	$1,889,000

Increase (decrease) in tax resulting from:
Tax-exempt income on state and municipal
securities and political subdivision loans	(574,200)	(630,600)	(608,900)
Tax-exempt income on life insurance
contracts	(134,900)	(140,100)	(144,700)
Deductible dividends paid to United
Bancshares, Inc. ESOP	(39,600)	(23,700)	(6,000)
Uncertain tax position reserves	(29,800)	7,600	(66,700)
Merger and acquisition Costs	52,800	-	-

Other, net	(25,400)	27,200	8,300

Total provision for income taxes	$1,083,000	$1,240,000	$1,071,000

Schedule of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2014 and 2013 are presented below:

	2014	2013
Deferred tax assets:
Allowance for loan losses	$1,318,700	$1,378,600
Deferred compensation	560,600	292,600
Alternative minimum tax credits	657,300	614,000
Nonaccrual loan interest	408,600	284,000
Deferred loan fees	154,400	161,000
Other real estate owned	367,500	257,600
Accrued vacation expense	126,500	122,400
Unrealized loss on securities available-for-sale	-	699,700
Accrued profit sharing	117,300	33,200
Loans fair value adjustments	1,534,800	-
Depreciation	30,800	-
Other	179,000	67,000
Net operating loss carryforward	852,200	202,000

Total deferred tax assets	6,307,700	4,112,100
Deferred tax liabilities:
Unrealized gain on securities available-for-
sale	727,500	-
Federal Home Loan Bank stock dividends	769,600	877,500
Capitalized mortgage servicing rights	414,100	475,500
Depreciation	-	2,248,400
Prepaid expenses	55,800	27,900
Acquisition intangibles	2,230,300	-
Bad debt reserve recapture	298,400	-
Trust preferred fair value adjustment	222,500	-
Other	55,500	19,300
Total deferred tax liabilities	4,773,700	3,648,600
Net deferred tax assets	$1,534,000	$463,500

Rollforward of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2014	2013
Balance at January 1	$72,100	$66,000
Additions based on tax positions related to
the current year	3,200	6,100
Reductions due to the statute of limitation	(32,000)	-
Balance at December 31	$43,300	$72,100